Shareholder Report, Line Graph (Details) B030935_Direxion Daily F Bear 1X ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jul. 23, 2025	Oct. 31, 2025
Direxion Daily F Bear 1X ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Direxion Daily F Bear 1X ETF NAV
Accumulated Value	$ 10,000	$ 8,285
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000	$ 10,876
Ford Motor Company [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Ford Motor Company
Accumulated Value	$ 10,000	$ 11,734